Note 8 - Other Liabilities	9 Months Ended
Jul. 31, 2026
Statement Line Items [Line Items]
Disclosure of other liabilities [text block]

8. Other liabilities:

(thousands of Canadian dollars)
	July 31	October 31	July 31
	2026	2025	2025

Accounts payable and other	$9,082	$12,518	$11,057
Current income tax liability	2,558	126	-
Deferred income tax liability	16	33	73
Derivative instruments (note 12)	-	416	423
Lease obligations	3,449	2,668	2,866
Cash collateral and amounts held in escrow	4,964	4,996	5,566
Cash reserves on structured receivable program	275,946	290,666	199,804

	$296,015	$311,423	$219,789